UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   0001540305

ETF Series Solutions
________________________
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
________________________
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
ETF Series Solutions
615 E. Michigan Street
Milwaukee, WI 53202
________________________
(Name and address of agent for service)

Registrant's telephone number, including area code:  (414) 765-5301

Date of fiscal year end: March 31

Date of reporting period: July 1, 2011 – June 30, 2012

Item 1. Proxy Voting Record.

AlphaClone Alternative Alpha ETF Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Series Solutions

By (Signature and Title)*                /s/ Eric W. Falkeis
Eric W. Falkeis
Principal Executive Officer

Date   8/16/2012
* Print the name and title of each signing officer under his or her signature.